OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets

	March 27,	June 27,
	2021	2020

Investments	$3,036,791	$3,786,791
Excise Tax Receivable	-	5,254,595
Note Receivable (1)	1,670,038	-
Other Current Assets	3,470,374	64,071

Total Other Current Assets	$8,177,203	$9,105,457

(1)	See “Note 5 – Assets Held for Sale” for further information.

	2020	2019

Investments	$3,786,791	$13,018,791
Excise Tax Receivable	5,254,595	5,721,945
Other Current Assets	64,071	172,303

Total Other Current Assets	$9,105,457	$18,913,039

Schedule of investments

	The Hacienda Company, LLC	Old Pal	Other Investments	TOTAL

Fair Value as of June 27, 2020	$750,000	$1,970,000	$1,066,791	$3,786,791

Settlement of Liabilities	(750,000)	-	-	(750,000)

Fair Value as of March 27, 2021	$-	$1,970,000	$1,066,791	$3,036,791

	ToroVerde Inc.	The Hacienda Company, LLC	Old Pal	Other Investments	TOTAL
	(1)	(2)	(3)

Fair Value as of July 1, 2018	$-	$-	$-	$-	$-

Additions	5,000,000	1,500,000	2,000,000	259,791	8,759,791
Unrealized Gain on Changes in Fair Value of Investments	600,000	709,000	2,430,000	520,000	4,259,000

Fair Value as of June 29, 2019	5,600,000	2,209,000	4,430,000	779,791	13,018,791

Non-Cash Additions	-	-	-	287,000	287,000
Unrealized Gain on Changes in Fair Value of Investments	-	1,294,843	2,492,822	-	3,787,665
Unrealized Loss on Changes in Fair Value of Investments	(5,600,000)	(2,753,843)	-	-	(8,353,843)
Transfer to Assets Held For Sale	-	(3,503,843)	(4,952,822)	-	(8,456,665)
Transferred Back from Assets Held for Sale	-	3,503,843	-	-	3,503,843

Fair Value as of June 27, 2020	$-	$750,000	$1,970,000	$1,066,791	$3,786,791

(1)	In July 2018, the Company purchased 9,000,000 common shares of ToroVerde Inc., an investment company focused on emerging international cannabis markets, for an aggregate purchase price of $5,000,000, or $0.56 per common share, amounting to 14.3% of the outstanding common shares. As the Company was not deemed to exert any significant influence, the investment was recorded at FVTPL as of June 27, 2020 and June 29, 2019. As of June 27, 2020, the Company holds 14.3% of the equity ownership and voting interests in this investment.
(2)	In July 2018, the Company purchased units of The Hacienda Company, LLC, a California limited liability company, which owns Lowell Herb Co., a California-based cannabis brand known for its pack of pre-rolls called Lowell Smokes, for an aggregate purchase price of $1,500,000, amounting to 3.2% of the outstanding units. Pursuant to SEC guidance under ASC 323, the application of equity method to investments applies to limited liability companies and are required unless the investor holds less than 3-5%. Accordingly, the Company was deemed to have significant influence resulting in equity method accounting. The Company has elected the fair value option under ASC 825 and the investment was recorded at FVTPL as of June 27, 2020 and June 29, 2019. As of June 27, 2020, the Company holds 3.2% of the equity ownership and voting interests in this investment.
(3)	In October 2018 and March 2019, the Company purchased an aggregate of 125.3 units of Old Pal, a California-based brand that provides high-quality cannabis flower for its customers, for an aggregate purchase price of $2,000,000, amounting to approximately 10.0% of the outstanding units with 8.7% voting interests. Pursuant to SEC guidance under ASC 323, the application of equity method to investments applies to limited liability companies and are required unless the investor holds less than 3-5%. Accordingly, the Company was deemed to have significant influence resulting in equity method accounting. During the year ended June 27, 2020, the Company decreased their level of ownership in which Old Pal no longer qualified under equity method accounting. The Company has elected the fair value option under ASC 825 and the investment was recorded at FVTPL as of June 29, 2019 and continues to measure Old Pal at the previously elected FVTPL under ASC 323 as of June 27, 2020. As of June 27, 2020, the Company holds 2.6% of the equity ownership and 1.4% of the voting interests in this investment.